Revenue and Segment Information - Revenue and Segment Results by Operating and Reportable Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of operating segments [Line Items]
Revenue	¥ 2,830,987	$ 435,115	¥ 2,249,533	¥ 2,445,756
- Additional depreciation of property, plant and equipment	147,959	22,741	154,783	131,277
- Additional amortization of prepaid lease payments	(9,425)	(1,449)	(9,425)	(9,425)
Gross profit	381,588	58,649	387,516	363,780
Other income, gains and losses	21,171	3,254	11,680	16,410
Net exchange gain (loss)	(3,521)	(541)	2,546	5,793
Selling and distribution costs	(173,800)	(26,713)	(181,911)	(212,273)
Research and development expenses	(57,419)	(8,825)	(84,639)	(51,253)
Administrative expenses	(130,203)	(20,012)	(139,377)	(136,681)
Finance costs	(21,375)	(3,285)	(21,387)	(15,913)
(Loss) profit before taxation	16,441	2,527	(25,572)	(30,137)
Income tax credit (expense)	(7,389)	(1,136)	(352)	1,570
(Loss) profit for the year	9,052	1,391	(25,924)	(28,567)
PRC OEM sales [Member]
Disclosure of operating segments [Line Items]
Revenue	1,533,044		856,727	814,621
Gross profit	210,601		129,768	105,105
PRC aftermarket sales [Member]
Disclosure of operating segments [Line Items]
Revenue	909,929		1,021,269	1,194,205
Gross profit	136,707		201,344	188,927
International sales [Member]
Disclosure of operating segments [Line Items]
Revenue	388,014		371,537	436,930
Gross profit	34,280		56,404	69,748
Operating segments [Member]
Disclosure of operating segments [Line Items]
Revenue	2,830,529	435,044	2,250,661	2,449,735
Gross profit	385,851	59,304	395,162	365,652
Operating segments [Member] | PRC OEM sales [Member]
Disclosure of operating segments [Line Items]
Revenue	1,533,044		856,727	814,621
Gross profit	213,091		133,315	101,014
Operating segments [Member] | PRC aftermarket sales [Member]
Disclosure of operating segments [Line Items]
Revenue	914,303		1,028,018	1,203,753
Gross profit	142,612		210,240	199,929
Operating segments [Member] | International sales [Member]
Disclosure of operating segments [Line Items]
Revenue	383,182		365,916	431,361
Gross profit	30,148		51,607	64,709
Gross up adjustment to reverse net off of selling expense [Member]
Disclosure of operating segments [Line Items]
Revenue	4,832	743	5,621	5,569
Gross profit	4,832	743	5,621	5,569
Gross up adjustment to reverse net off of selling expense [Member] | International sales [Member]
Disclosure of operating segments [Line Items]
Revenue	4,832		5,621	5,569
Gross profit	4,832		5,621	5,569
Provision of sales rebates and discount [Member]
Disclosure of operating segments [Line Items]
Revenue	(4,374)	(672)	(6,749)	(9,548)
Gross profit	(4,374)	(672)	(6,749)	(9,548)
Provision of sales rebates and discount [Member] | PRC aftermarket sales [Member]
Disclosure of operating segments [Line Items]
Revenue	(4,374)		(6,749)	(9,548)
Gross profit	(4,374)		(6,749)	(9,548)
Unrealized Profits [Member]
Disclosure of operating segments [Line Items]
Gross profit	1,071	165	(918)	5,883
Unrealized Profits [Member] | PRC OEM sales [Member]
Disclosure of operating segments [Line Items]
Gross profit	1,071		(918)	5,883
Fair value adjustments arose from acquisition of subsidiaries [Member]
Disclosure of operating segments [Line Items]
- Additional depreciation of property, plant and equipment	(1,258)	(193)	(1,281)	(1,412)
- Additional amortization of prepaid lease payments	(1,605)	(247)	(1,605)	(1,605)
- Amortization of capitalized general borrowing cost of qualifying assets	(2,929)	$ (450)	(2,714)	(759)
Fair value adjustments arose from acquisition of subsidiaries [Member] | PRC OEM sales [Member]
Disclosure of operating segments [Line Items]
- Additional depreciation of property, plant and equipment	(773)		(602)	(670)
- Additional amortization of prepaid lease payments	(987)		(754)	(762)
- Amortization of capitalized general borrowing cost of qualifying assets	(1,801)		(1,273)	(360)
Fair value adjustments arose from acquisition of subsidiaries [Member] | PRC aftermarket sales [Member]
Disclosure of operating segments [Line Items]
- Additional depreciation of property, plant and equipment	(333)		(491)	(544)
- Additional amortization of prepaid lease payments	(424)		(615)	(618)
- Amortization of capitalized general borrowing cost of qualifying assets	(774)		(1,041)	(292)
Fair value adjustments arose from acquisition of subsidiaries [Member] | International sales [Member]
Disclosure of operating segments [Line Items]
- Additional depreciation of property, plant and equipment	(152)		(188)	(198)
- Additional amortization of prepaid lease payments	(194)		(236)	(225)
- Amortization of capitalized general borrowing cost of qualifying assets	¥ (354)		¥ (400)	¥ (107)